FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative EIB, Other Loans, Hedging (Details) € in Millions, $ in Millions, $ in Millions, R in Billions		12 Months Ended
	Dec. 18, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ZAR (R)	Dec. 15, 2022 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CAD ($)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from long-term debt | $		$ 3,893	$ 147	$ 323
Borrowings | $		11,650
Gains on hedges of net investments in foreign operations, net of tax | $		197	423
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities		5,186	4,201		€ 4,862.0					€ 3,709.0
Hedged item, assets					8,837.0					€ 8,261.0
Gains on hedges of net investments in foreign operations, net of tax | $		197	$ 423
EIB Loan
Disclosure of detailed information about borrowings [line items]
Notional amount														€ 280.0
Borrowings		299			280.0
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings																		€ 350.0
Borrowings		140			131.0
Schuldschein Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		773			725.0
346.5 million Euro Variable Rate, Schuldschein Loan
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 346.5
24.5 million Euro Fixed rate, Schuldschein Loan
Disclosure of detailed information about borrowings [line items]
Notional amount									24.5
263 million Euro Variable, Schuldschein Loan
Disclosure of detailed information about borrowings [line items]
Notional amount									263.0
66 million Euro Fixed Rate, Schuldschein loan
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 66.0
25 million Euro Fixed Rate, Schuldschein Loan
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 25.0
€235 million Facility Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount															€ 235.0
Borrowings		151			€ 142.0
Installment period	8 years 6 months
130 million CAD Financing Agreement, due 2021-2023
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 105	$ 130
EBRD Facility, Floating, Due in 2024 | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Notional amount | $																$ 175
Borrowings | $		36
Notional amount, uncommitted amount | $																$ 175
4.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2020 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Borrowings		147				R 2.5
Line of credit, maximum borrowing capacity | R																	R 4.5
3.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2023 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R													R 3.5
EBRD
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 50					$ 100